Debt - Aggregate maturities of long-term debt (Details) - TOI Parent Inc. - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Long-term debt, Fiscal year maturity
2021			$ 375,000
2022			375,000
2023			375,000
2024			750,000
2025			5,343,750
Interest paid	$ 193,096	$ 168,530	$ 226,764